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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brookside Capital Management, LLC*

Address:    John Hancock Tower
            200 Clarendon Street
            Boston, Massachusetts 02116

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William E. Pappendick IV

Title:      Managing Director

Phone:      (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ William E. Pappendick IV       Boston, MA               5/15/2012
-------------------------------    ----------------    ----------------------
        [Signature]                 [City, State]               [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       4
                                         ----------
Form 13F Information Table Entry Total:  46
                                         ----------
Form 13F Information Table Value Total:  4,373,080
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NO.  FORM 13F FILE NUMBER  NAME
       ---  --------------------  --------------------------------------
       1    28-06924              Brookside Capital Investors, L.P.
       2    28-06946              Brookside Capital Partners Fund, L.P.
       3    28-13491              Brookside Capital Trading Fund, L.P.
       4    28-13492              Brookside Capital Investors II, L.P.

                       BROOKSIDE CAPITAL MANAGEMENT, LLC
                  FORM 13F INFORMATION TABLE AS OF 03/31/2012

                                                                                                      VOTING
                                                                                 INVESTMENT  OTHER   AUTHORITY
                                                         MARKET
                                                         VALUE
NAME OF ISSUER                TITLE OF CLASS   CUSIP      LONG        SHARES     DISCRETION MANAGERS   SOLE    SHARED NONE
ACHILLION PHARMACEUTICALS IN    COM          00448Q201  15,607,803  1,629,207                            X
AKAMAI TECHNOLOGIES INC         COM          00971T101 129,912,789  3,539,858                            X
ALLOT COMMUNICATION INC         SHS          M0854Q105  71,646,014  3,081,549                            X
AMARIN CORP PLC                 SPONS NEW
                                ADR          023111206  27,973,678  2,471,173                            X
ANHEUSER BUSCH INBEV SA/NV      SPONSORED
                                ADR          03524A108 143,687,812  1,975,905                            X
AOL INC                         COM          00184X105  45,829,794  2,415,909                            X
APPLE INC                       COM          037833100 319,229,198    532,448                            X
ARIAD PHARMACEUTICALS INC       COM          04033A100  31,960,000  2,000,000                            X
BRIGHTCOVE INC                  COM          10921T101  12,896,198    520,008                            X
CHECK POINT SOFTWARE TECH LT    ORD          M22465104 151,338,721  2,370,594                            X
CIENA CORP                      COM          171779309  85,432,784  5,276,886                            X
CTRIP COM INTL LTD              AMERICAN
                                DEP SHS      22943F100 114,260,304  5,280,051                            X
DIRECTV                         COM CL A     25490A101 126,744,839  2,568,805                            X
EASTMAN CHEM CO                 COM          277432100 100,679,198  1,947,750                            X
EL PASO CORP                    COM          28336L109 314,311,028 10,636,583                            X
E M C CORP MASS                 COM          268648102 204,580,292  6,846,730                            X
EXPRESS SCRIPTS INC             COM          30219G108 146,040,402  2,695,467                            X
GOLAR LNG LTD BERMUDA           SHS          G9456A100  50,012,045  1,314,377                            X
GOOGLE INC                      CL A         38259P508  87,657,508    136,700                            X
HOME INNS & HOTELS MGMT INC     SPON ADR     43713W107  31,163,118  1,221,604                            X
IDENIX PHARMACEUTICALS INC      COM          45166R204 107,567,625 10,987,500                            X
KINDER MORGAN INC DEL           COM          49456B101  96,625,000  2,500,000                            X
KOHLS CORP                      COM          500255104  25,045,018    500,600                            X
MACYS INC                       COM          55616P104  36,344,209    914,780                            X
MAP PHARMACEUTICALS INC         COM          56509R108  43,073,193  2,999,526                            X
MCKESSON CORP                   COM          58155Q103  52,541,667    598,629                            X
MEAD JOHNSON NUTRITION CO       COM          582839106 124,411,430  1,508,383                            X
MELCO CROWN ENTMT LTD           ADR          585464100  82,293,244  6,033,229                            X
MICHAEL KORS HLDGS LTD          SHS          G60754101 305,745,664  6,562,474                            X
MONSANTO CO NEW                 COM          61166W101 156,025,316  1,956,185                            X
NANOSPHERE INC                  COM          63009F105   7,052,955  3,580,180                            X
NEOPHOTONICS CORP               COM          64051T100     591,250    125,000                            X
NIELSEN HOLDINGS N V            COM          N63218106  66,852,871  2,218,078                            X
POLYCOM INC                     COM          73172K104  12,414,951    651,020                            X
POLYPORE INTL INC               COM          73179V103  60,255,837  1,713,761                            X
SANDERSON FARMS INC             COM          800013104  30,892,467    582,547                            X
SAP AG                          SPON ADR     803054204  84,750,169  1,213,838                            X
STREAM GLOBAL SVCS INC          COM          86323M100   4,112,500  1,250,000                            X
TRANSDIGM GROUP INC             COM          893641100 125,606,661  1,085,061                            X
TWO HBRS INVT CORP              COM          90187B101  51,134,651  5,042,865                            X
VERIFONE SYS INC                COM          92342Y109 122,985,689  2,371,037                            X
VERTEX PHARMACEUTICALS INC      COM          92532F100  71,653,492  1,747,220                            X
VMWARE INC                      CL A COM     928563402 100,807,015    897,099                            X
VONAGE HLDGS CORP               COM          92886T201  14,963,817  6,770,958                            X
YANDEX N V                      SHS CLASS
                                A            N97284108  62,796,668  2,337,055                            X
YOUKU INC                       SPONSORED
                                ADR          98742U100 315,573,328 14,350,762***

    ***Ownership represents 1,862,857 ADS plus 224,782,288 ordinary shares convertible to ADS on an 18:1 basis***